BUSINESS ACQUISITIONS (Details 1) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Cash consideration		$ 43,124
Novalere [Member]
Business Acquisition [Line Items]
Cash consideration		43,124
Fair value of common stock issued at closing		2,071,625
Fair value of ANDA consideration shares		1,657,300
Fair value of future earn out payments	$ 2,905,425	1,205,000
Total		$ 4,977,049
Beyond Human [Member]
Business Acquisition [Line Items]
Cash consideration	300,000
Fair value of future earn out payments	314,479
Total	$ 614,479